Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 227,918	$ 1,132,392
Term deposit	10,000	10,000
Accounts receivable	37,332	419,587
Prepaid expenses and deposits	91,083	20,470
Inventory		507
Current assets	366,333	1,582,956
Equipment	196,789	656,441
Intangible assets	3	59,147
Total Assets	563,125	2,298,544
Current Liabilities
Accounts payable and accrued liabilities	173,561	330,817
Liabilities	173,561	330,817
EQUITY
Share capital	27,304,793	27,304,793
Reserves	7,348,195	7,067,518
Accumulated other comprehensive loss	(140)	(47)
Deficit	(34,263,284)	(32,404,537)
Shareholders equity	389,564	1,967,727
Total Liabilities and Equity	$ 563,125	$ 2,298,544